united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 8/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017
Shares		Fair Value

	COMMON STOCKS - 95.3%
	AIRLINES - 2.5%
49,680	JetBlue Airways Corp. *	$ 984,161

	BANKS - 1.6%
10,140	Prosperity Bancshares, Inc.	605,865
1,860	TCF Financial Corp.	28,886
		634,751
	BIOTECHNOLOGY - 1.4%
7,170	Exelixis, Inc. *	209,651
17,730	Intrexon Corp. *	349,813
		559,464
	CHEMICALS - 3.5%
47,430	Univar, Inc. *	1,338,000

	COMMERCIAL SERVICES - 12.0%
9,900	Automatic Data Processing, Inc.	1,054,053
6,690	CDK Global, Inc.	431,505
3,030	Euronet Worldwide, Inc. *	297,758
40,530	H&R Block, Inc.	1,083,772
11,250	KAR Auction Services, Inc.	507,263
3,630	S&P Global, Inc.	560,218
6,480	WEX, Inc. *	707,227
		4,641,796
	COMPUTERS - 10.7%
35,460	Fortinet, Inc. *	1,354,572
78,270	Hewlett Packard Enterprise Co.	1,413,556
42,540	Teradata Corp. *	1,357,877
		4,126,005
	COSMETICS/PERSONAL CARE - 1.5%
8,130	Colgate-Palmolive Co.	582,433

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
3,990	Credit Acceptance Corp. *	1,086,477

	ELECTRIC - 0.5%
12,360	Calpine Corp. *	181,692

	ELECTRONICS - 5.6%
51,900	Gentex Corp.	948,213
1,980	Mettler-Toledo International, Inc. *	1,198,078
		2,146,291
	ENTERTAINMENT - 0.9%
1,530	Vail Resorts, Inc.	348,763

	ENVIRONMENTAL CONTROL - 0.3%
1,500	Stericycle, Inc. *	107,835

	FOOD - 0.2%
1,560	General Mills, Inc.	83,086

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares		Fair Value

	HEALTHCARE-PRODUCTS - 11.8%
40,920	Bruker Corp.	$ 1,190,363
960	Cooper Cos, Inc.	240,797
148,170	OPKO Health, Inc. *	948,288
24,690	Patterson Cos, Inc.	950,565
38,730	QIAGEN NV	1,245,944
		4,575,957
	HEALTHCARE-SERVICES - 3.6%
30,690	MEDNAX, Inc. *	1,376,446

	INSURANCE - 3.2%
54,000	Old Republic International Corp.	1,030,860
930	ProAssurance Corp.	49,522
3,120	Progressive Corp.	145,018
		1,225,400
	MEDIA - 10.6%
33,510	Discovery Communications, Inc. *	744,257
54,060	News Corp.	740,622
11,100	Scripps Networks Interactive, Inc.	950,715
31,800	Twenty-First Century Fox, Inc.	861,780
29,340	Twenty-First Century Fox, Inc. - Class A	809,491
		4,106,865
	RETAIL - 8.6%
15,690	MSC Industrial Direct Co., Inc.	1,080,727
6,360	Ross Stores, Inc.	371,742
30,600	Sally Beauty Holdings, Inc. *	568,854
37,320	World Fuel Services Corp.	1,289,033
		3,310,356
	SOFTWARE - 12.7%
6,210	Black Knight Financial Services, Inc. *	264,546
13,260	CA, Inc.	439,967
38,280	Cadence Design Systems, Inc. *	1,504,021
16,770	Citrix Systems, Inc. *	1,311,582
6,090	Dun & Bradstreet Corp.	678,670
16,650	Manhattan Associates, Inc. *	700,132
		4,898,918
	TELECOMMUNICATIONS - 1.3%
15,240	Zayo Group Holdings, Inc. *	520,751

	TOTAL COMMON STOCKS (Cost $37,362,066)	36,835,447

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
	Shares		Fair Value

REAL ESTATE INVESTMENT TRUST (REIT) - 1.3%
	7,320	EPR Properties	$ 509,911
		TOTAL REAL ESTATE INVESTMENT TRUST (REIT) (Cost $508,081)	509,911

		TOTAL INVESTMENTS - 96.6% (Cost $37,870,147) (a)	$ 37,345,358
		OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	1,300,598
		TOTAL NET ASSETS - 100.0%	$ 38,645,956

ETF - Exchange Traded Fund
*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,870,147 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 626,804
		Unrealized Depreciation:	(1,151,593)
		Net Unrealized Depreciation:	$ (524,789)

QuantX Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 95.4%
		ASSET ALLOCATION FUNDS - 75.0%
	137,616	iShares Core MSCI EAFE ETF	$ 8,624,395
	1,399,296	QuantX Dynamic Beta US Equity ETF #	36,045,865
	9,888	SPDR S&P 500 ETF Trust	2,447,181
			47,117,441
		DEBT FUNDS - 20.4%
	84,720	iShares 7-10 Year Treasury Bond ETF	9,170,093
	21,648	iShares Core U.S. Aggregate Bond ETF	2,391,022
	28,608	Vanguard FTSE Emerging Markets ETF	1,267,334
			12,828,449
		TOTAL EXCHANGE TRADED FUNDS (Cost $58,480,210)	59,945,890

		TOTAL INVESTMENTS - 95.4% (Cost $58,480,210) (a)	$ 59,945,890
		OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%	2,897,875
		TOTAL NET ASSETS - 100.0%	$ 62,843,765

ETF - Exchange Traded Fund
#	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,480,210 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$ 1,465,680
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 1,465,680

QuantX Risk Managed Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 96.6%
		ASSET ALLOCATION FUND - 12.7%
	29,376	SPDR Bloomberg Barclays Convertible Securities ETF	$ 1,498,763

		DEBT FUNDS - 36.0%
	2,673	iShares 7-10 Year Treasury Bond ETF	289,325
	11,538	iShares 20+ Year Treasury Bond ETF	1,476,749
	2,376	iShares iBoxx $ High Yield Corporate Bond ETF	288,945
	6,165	iShares JP Morgan USD Emerging Markets Bond ETF	721,860
	7,299	iShares US Preferred Stock ETF	285,026
	12,312	PowerShares Senior Loan Portfolio	284,900
	29,448	VanEck Vectors Fallen Angel High Yield Bond ETF	884,029
			4,230,834
		EQUITY FUNDS - 47.9%
	30,429	Global X SuperDividend ETF	662,135
	19,989	iShares International Select Dividend ETF	665,834
	38,007	iShares Mortgage Real Estate Capped ETF	1,789,750
	37,926	PowerShares S&P 500 BuyWrite Portfolio	852,576
	2,502	Vanguard Global ex-U.S. Real Estate ETF	148,344
	8,424	Vanguard High Dividend Yield ETF	667,855
	29,115	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	853,069
			5,639,563
		TOTAL EXCHANGE TRADED FUNDS (Cost $10,947,250)	11,369,160

		TOTAL INVESTMENTS - 96.6% (Cost $10,947,250) (a)	$ 11,369,160
		OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	402,799
		TOTAL NET ASSETS - 100.0%	$ 11,771,959

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,947,250 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 423,202
		Unrealized Depreciation:	(1,292)
		Net Unrealized Appreciation:	$ 421,910

QuantX Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 90.6%
		ASSET ALLOCATION FUNDS - 35.9%
	48,565	iShares Core MSCI EAFE ETF	$ 3,043,569
	89,705	SPDR S&P 500 ETF Trust	22,201,090
			25,244,659
		COMMODITY FUND - 3.9%
	64,130	PowerShares DB Gold Fund *	2,700,514

		DEBT FUNDS - 23.7%
	50,490	iShares 7-10 Year Treasury Bond ETF	5,465,038
	68,365	iShares iBoxx $ High Yield Corporate Bond ETF	8,750,036
	21,120	iShares JP Morgan USD Emerging Markets Bond ETF	2,472,941
			16,688,015
		EQUITY FUNDS - 27.1%
	27,940	iShares Russell 1000 Value ETF	3,235,173
	82,170	VanEck Vectors Fallen Angel High Yield Bond ETF	2,466,743
	70,345	VanEck Vectors Gold Miners ETF	1,738,928
	96,195	Vanguard REIT ETF	8,084,228
	121,110	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	3,548,523
			19,073,595
		TOTAL EXCHANGE TRADED FUNDS (Cost $62,202,875)	63,706,783

		TOTAL INVESTMENTS - 90.6% (Cost $62,202,875) (a)	$ 63,706,783
		OTHER ASSETS IN EXCESS OF LIABILITIES - 9.4%	6,605,418
		TOTAL NET ASSETS - 100.0%	$ 70,312,201

ETF - Exchange Traded Fund
*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,202,875 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$ 1,503,908
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 1,503,908

QuantX Risk Managed Real Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 91.6%
		COMMODITY FUND - 3.8%
	9,008	PowerShares DB Gold Fund *	$ 379,327

		DEBT FUNDS - 23.9%
	7,664	iShares 7-10 Year Treasury Bond ETF	829,551
	13,288	iShares TIPS Bond ETF	1,523,071
			2,352,622
		EQUITY FUNDS - 63.9%
	14,624	Global X Lithium & Battery Tech ETF	493,121
	23,576	iShares Global Infrastructure ETF	1,085,203
	22,312	Materials Select Sector SPDR Fund	1,228,722
	41,552	Vanguard REIT ETF	3,492,030
			6,299,076
		TOTAL EXCHANGE TRADED FUNDS (Cost $8,694,991)	9,031,025

		TOTAL INVESTMENTS - 91.6% (Cost $8,694,991) (a)	$ 9,031,025
		OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%	827,609
		TOTAL NET ASSETS - 100.0%	$ 9,858,634

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,694,991 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$ 336,034
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 336,034

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2017 for the Fund's assets and liabilities measured at fair value:

QuantX Dynamic Beta US Equity ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 36,835,447	$ -	$ -	$ 36,835,447
Real Estate Investment Trust (REIT)	509,911	-	-	509,911
Total	$ 37,345,358	$ -	$ -	$ 37,345,358

QuantX Risk Managed Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 59,945,890	$ -	$ -	$ 59,945,890
Total	$ 59,945,890	$ -	$ -	$ 59,945,890

QuantX Risk Managed Multi-Asset Income ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,369,160	$ -	$ -	$ 11,369,160
Total	$ 11,369,160	$ -	$ -	$ 11,369,160

QuantX Risk Managed Multi-Asset Total Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 63,706,783	$ -	$ -	$ 63,706,783
Total	$ 63,706,783	$ -	$ -	$ 63,706,783

QuantX Risk Managed Real Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,031,025	$ -	$ -	$ 9,031,025
Total	$ 9,031,025	$ -	$ -	$ 9,031,025

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

Underlying Investment in Other Investment Companies
The QuantX Risk Managed Growth ETF currently seeks to achieve its investment objective by investing a portion of its assets in the QuantX Dynamic Beta US Equity ETF.  The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The financial statements of the Quantx Dynamic Beta US Equity ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2017, the percentage of the QuantX Risk Managed Growth ETF’s net assets invested in the QuantX Dynamic Beta US Equity ETF was 57.4%.

The QuantX Risk Managed Multi-Asset Total Return ETF currently seeks to achieve its investment objective by investing a portion of its assets in the SPDR S&P 500 ETF Trust.  The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the respective websites, www.us.spdrs.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2017, the percentage of the QuantX Risk Managed Multi-Asset Total Return ETF’s net assets invested in the SPDR S&P 500 ETF Trust was 31.6%.

The QuantX Risk Managed Real Return ETF currently seeks to achieve its investment objective by investing a portion of its assets in the Vanguard REIT ETF.  The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The financial statements of the Vanguard REIT ETF, including the portfolio of investments, can be found on the respective websites, www.investor.vanguard.com/ETFs or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2017, the percentage of the QuantX Risk Managed Real Return ETF’s net assets invested in the Vanguard REIT ETF was 35.4%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 9/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 9/26/2017

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 9/26/2017